Fair Value Measurements - Private Warrant Activity (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jan. 29, 2021
Increase (Decrease) In Fair Value Of Warrants [Roll Forward]
Fair value of Private Warrants, beginning	$ 45,565	$ 20,319	$ 29,920
Fair value of Private Warrants converted to Public Warrants		(201)	(3,113)		$ (201)		$ (5,819)
Change in fair value of Private Warrants	(9,826)	(15,781)	(6,488)	$ 0	(32,095)	$ 0
Fair value of Private Warrants, ending	$ 29,920	$ 4,337	$ 20,319		$ 4,337